Condensed Consolidating Financial Information (Statements Of Cash Flows) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Cash flows from operating activities	$ 135.7	$ 105.7	$ 471.8	$ 437.3	$ 253.7
Cash flows from investing activities:
Acquisitions, net of cash acquired			0.0	(19.5)	(561.5)
Purchases of property, plant and equipment	(55.6)	(47.4)	(182.7)	(421.7)	(339.3)
Investment in unconsolidated affiliates	(5.5)	(17.9)	(41.8)	(144.4)	(151.5)
Proceeds from the sale of assets	0.8	0.5	2.7	2.7	11.2
Capital distributions from unconsolidated affiliates			9.3	0.0	0.0
Capital contributions to consolidated affiliates	0.0	0.0
Other	0.0	(0.2)
Net cash provided by (used in) investing activities	(60.3)	(65.0)	(212.5)	(582.9)	(1,041.1)
Cash flows from financing activities:
Proceeds from the issuance of long-term debt	313.5	1,114.6	3,490.1	2,089.9	2,072.8
Principal payments on long-term debt	(286.0)	(970.4)	(2,960.9)	(1,950.0)	(1,634.5)
Payments on capital leases	(0.5)	(0.7)	(2.2)	(3.2)	(4.3)
Payments for debt-related deferred costs	(0.1)	(11.1)	(17.3)	(0.1)	(32.0)
Financing fees paid for early debt redemption			(13.6)	0.0	0.0
Distributions paid	(101.0)	(111.4)	(819.5)	(470.5)	(419.7)
Contributions from parent	0.0	0.0	0.0	0.0	5.5
Net proceeds from the issuance of common units					714.0
Contributions from parent			0.0	53.9	96.1
Net proceeds from issuance of Class A preferred units			58.8	430.5
Taxes paid for unit-based compensation vesting	(0.6)	(1.7)	(2.1)	(1.6)	(5.5)
Change in intercompany balances	0.0	0.0
Other	0.0	(0.2)	(0.1)	(0.8)	0.0
Net cash provided by (used in) financing activities	(74.7)	19.1	(266.8)	148.1	792.4
Net change in cash	0.7	59.8	(7.5)	2.5	5.0
Cash at beginning of period	0.1	7.6	7.6	5.1	0.1
Cash at end of period	0.8	67.4	0.1	7.6	5.1
Eliminations
Condensed Financial Statements, Captions [Line Items]
Cash flows from operating activities	0.0	0.0	0.0		(33.8)
Cash flows from investing activities:
Purchases of property, plant and equipment	0.0	0.0
Investment in unconsolidated affiliates	0.0	0.0
Proceeds from the sale of assets	0.0	0.0
Capital contributions to consolidated affiliates	3.7	17.9	31.2	89.5	106.4
Other		0.0
Net cash provided by (used in) investing activities	3.7	17.9	31.2	89.5	106.4
Cash flows from financing activities:
Proceeds from the issuance of long-term debt	0.0	0.0
Principal payments on long-term debt	0.0	0.0
Payments on capital leases	0.0	0.0
Payments for debt-related deferred costs	0.0	0.0
Distributions paid	0.0	0.0			33.8
Contributions from parent	(3.7)	(17.9)		(89.5)	(106.4)
Contributions from parent			(31.2)
Taxes paid for unit-based compensation vesting	0.0	0.0
Change in intercompany balances	0.0	0.0
Other		0.0
Net cash provided by (used in) financing activities	(3.7)	(17.9)	(31.2)	(89.5)	(72.6)
Net change in cash	0.0	0.0
Cash at beginning of period	0.0	0.0	0.0
Cash at end of period	0.0	0.0	0.0	0.0
Parent Company
Condensed Financial Statements, Captions [Line Items]
Cash flows from operating activities	(42.7)	(54.8)	(190.8)	(165.6)	(46.1)
Cash flows from investing activities:
Purchases of property, plant and equipment	(0.9)	(0.1)	(0.8)	(4.3)	(1.0)
Investment in unconsolidated affiliates	0.0	0.0
Proceeds from the sale of assets	0.0	0.0
Capital contributions to consolidated affiliates	(3.7)	(17.9)	(31.2)	(89.5)	(106.4)
Other		0.0
Net cash provided by (used in) investing activities	(4.6)	(18.0)	(32.0)	(93.8)	(107.4)
Cash flows from financing activities:
Proceeds from the issuance of long-term debt	313.5	1,114.6	3,490.1	2,089.9	2,072.8
Principal payments on long-term debt	(286.0)	(970.4)	(2,960.9)	(1,949.8)	(1,634.3)
Payments on capital leases	0.0	(0.5)		(1.3)	(0.4)
Payments for debt-related deferred costs	(0.1)	(11.1)	(17.3)	(0.1)	(32.0)
Financing fees paid for early debt redemption			(13.6)
Distributions paid	(97.2)	(111.4)	(808.2)	(470.5)	(419.7)
Contributions from parent	0.0	0.0
Net proceeds from the issuance of common units					714.0
Net proceeds from issuance of Class A preferred units			58.8	430.5
Taxes paid for unit-based compensation vesting	0.0	0.0
Change in intercompany balances	117.8	51.8	474.1	161.4	(546.8)
Other		(0.2)	(0.1)	(0.8)
Net cash provided by (used in) financing activities	48.0	72.8	222.9	259.3	153.6
Net change in cash	0.7	0.0	0.1	(0.1)	0.1
Cash at beginning of period	0.1	0.0	0.0	0.1
Cash at end of period	0.8	0.0	0.1	0.0	0.1
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Cash flows from operating activities	172.8	160.5	650.0	602.9	333.6
Cash flows from investing activities:
Acquisitions, net of cash acquired				(19.5)	(561.5)
Purchases of property, plant and equipment	(54.7)	(47.3)	(181.9)	(417.4)	(338.3)
Investment in unconsolidated affiliates	0.0	0.0
Proceeds from the sale of assets	0.8	0.5	2.7	2.7	11.2
Capital contributions to consolidated affiliates	0.0	0.0
Other		(0.2)
Net cash provided by (used in) investing activities	(53.9)	(47.0)	(179.2)	(434.2)	(888.6)
Cash flows from financing activities:
Proceeds from the issuance of long-term debt	0.0	0.0
Principal payments on long-term debt	0.0	0.0		(0.2)	(0.2)
Payments on capital leases	(0.5)	(0.2)	(2.2)	(1.9)	(3.9)
Payments for debt-related deferred costs	0.0	0.0
Distributions paid	0.0	0.0			(33.8)
Contributions from parent	0.0	0.0			55.5
Taxes paid for unit-based compensation vesting	(0.6)	(1.7)	(2.1)	(1.6)	(5.5)
Change in intercompany balances	(117.8)	(51.8)	(474.1)	(161.4)	546.8
Other		0.0
Net cash provided by (used in) financing activities	(118.9)	(53.7)	(478.4)	(165.1)	558.9
Net change in cash	0.0	59.8	(7.6)	3.6	3.9
Cash at beginning of period	0.0	7.6	7.6	4.0	0.1
Cash at end of period	0.0	67.4	0.0	7.6	4.0
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Cash flows from operating activities	5.6	0.0	12.6
Cash flows from investing activities:
Purchases of property, plant and equipment	0.0	0.0
Investment in unconsolidated affiliates	(5.5)	(17.9)	(41.8)	(144.4)	(151.5)
Proceeds from the sale of assets	0.0	0.0
Capital distributions from unconsolidated affiliates			9.3
Capital contributions to consolidated affiliates	0.0	0.0
Other		0.0
Net cash provided by (used in) investing activities	(5.5)	(17.9)	(32.5)	(144.4)	(151.5)
Cash flows from financing activities:
Proceeds from the issuance of long-term debt	0.0	0.0
Principal payments on long-term debt	0.0	0.0
Payments on capital leases	0.0	0.0
Payments for debt-related deferred costs	0.0	0.0
Distributions paid	(3.8)	0.0	(11.3)
Contributions from parent	3.7	17.9		89.5	56.4
Contributions from parent			31.2	53.9	96.1
Taxes paid for unit-based compensation vesting	0.0	0.0
Change in intercompany balances	0.0	0.0
Other		0.0
Net cash provided by (used in) financing activities	(0.1)	17.9	19.9	143.4	152.5
Net change in cash	0.0	0.0		(1.0)	1.0
Cash at beginning of period	0.0	0.0	0.0	1.0
Cash at end of period	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 1.0